Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables [Abstract]
Schedule of components of trade and other receivables
As at December 31,	2020	2019
Trade receivables	$47,368	$53,893
Less: Allowance for doubtful accounts	(7,257)	(1,779)
Net trade receivables	40,111	52,114
Other receivables	11,817	11,948
Trade and other receivables	$51,928	$64,062

Schedule of movement in allowance for doubtful accounts
Years ended December 31,	2020	2019
Allowance for doubtful accounts, beginning of year	$1,779	$5,136
Provisions for impaired receivables	6,069	604
Receivables written off	(146)	(4,899)
Impact of foreign exchange	(445)	938
Allowance for doubtful accounts, end of year	$7,257	$1,779